Prepayment and Other Current and Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayment and Other Current and Non-Current Assets [Abstract]
Allowance for doubtful accounts	$ 2,263